General and Administrative Expenses	12 Months Ended
Mar. 31, 2026
General and Administrative Expenses [Abstract]
General and Administrative Expenses

7. General and Administrative Expenses

	March 31, 2026	March 31, 2025
	US$	US$
Staff cost	718,741	440,216
Director bonus	700,000	—
Legal and professional fees	623,835	702,705
Rent and rates	162,351	167,162
Depreciation charges	32,132	42,297
Travel expenses	63,773	24,320
Insurance	20,423	17,659
Others	40,188	17,586
Total	2,361,443	1,411,945